Stock-based Compensation - Summary of Options to Purchase Common Stock (Detail) - 2019 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, beginning balance	5,063,688	22,500
Number of Options, Granted	1,133,100	5,063,584	22,500
Number of Options, Exercised	(100,016)
Number of Options, Cancelled/forfeited	(178,648)	(22,396)
Number of Options, Outstanding, ending balance	5,918,124	5,063,688	22,500
Number of Options, Exercisable	891,664	273,561
Number of Options, Vested and expected to vest	5,918,124	5,063,688
Weighted average exercise price, Outstanding, beginning balance	$ 8.94	$ 6.95
Weighted average exercise price, Granted	19.17	8.94	$ 6.95
Weighted average exercise price, Exercised	7.89
Weighted average exercise price, Forfeited	11.52	8.01
Weighted average exercise price, Outstanding, ending balance	10.84	8.94	$ 6.95
Weighted average exercise price, Exercisable	8.69	8.09
Weighted average exercise price, Vested and expected to vest	$ 10.84	$ 8.94
Weighted Average Remaining Contractual Term, Outstanding	9 years	9 years 7 months 6 days
Weighted Average Remaining Contractual Term, Exercisable (In years)	8 years 9 months 18 days	9 years 4 months 24 days
Weighted Average Remaining Contractual Term, Vested and expected to vest (In years)	9 years	9 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 26,336	$ 6,067
Aggregate Intrinsic Value, Exercisable	5,296	561
Aggregate Intrinsic Value, Vested or expected to vest	$ 26,336	$ 6,067